Commitments and Contingencies - Future minimum lease obligations (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Future minimum lease obligations
Remainder of 2022	$ 249,415
2023	316,907	$ 370,493,000
2024	109,295	76,725,000
2025	51,466	66,427,000
2026	2,598	59,157,000
2026		4,669,000
Total	$ 729,681	$ 577,471,000